Description of Business and Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended	11 Months Ended
	Jan. 24, 2023	Mar. 31, 2023	Dec. 31, 2022
Description of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Net loss		$ 5,173,574	$ 6,714,329
Cash provided in operations		4,256,475	4,901,824
Cash used in operations		1,412,794	1,204,770
Cash		4,028,367	32,586
Workings Capital		4,037,635	606,881
Accumulated deficit		$ (11,887,903)	$ (6,714,329)
Shares amount (in Shares)		15,000	15,000
Financial institution depositor		$ 250,000	$ 250,000
Deferred offering costs			$ 672,295
Income tax position		50.00%	50.00%
Subsequent Event [Member]
Description of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Shares amount (in Shares)	1,400,000
Price per share (in Dollars per share)	$ 5
Generating gross proceeds	$ 7
Net proceeds	$ 5,400,000